Loans Receivable - Breakdown of Delinquent Loans (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans Net of Loans in Process	$ 11,658,172	$ 11,051,453
Current	11,608,959	11,007,440
Total Delinquent	$ 49,213	$ 44,013
Ratio of total past due loans to total loans	0.42%	0.40%
Delinquency %, Current	99.58%	99.60%
Delinquency %, Past Due	0.42%	0.40%
Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans Net of Loans in Process	$ 5,798,353	$ 5,709,690
Current	5,768,253	5,671,933
Total Delinquent	$ 30,100	$ 37,757
Ratio of total past due loans to total loans	0.52%	0.66%
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans Net of Loans in Process	$ 1,062,855	$ 793,959
Current	1,060,428	793,959
Total Delinquent	$ 2,427	$ 0
Ratio of total past due loans to total loans	0.23%	0.00%
Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans Net of Loans in Process	$ 289,192	$ 277,599
Current	289,192	277,508
Total Delinquent	$ 0	$ 91
Ratio of total past due loans to total loans	0.00%	0.03%
Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans Net of Loans in Process	$ 123,560	$ 104,856
Current	122,620	104,526
Total Delinquent	$ 940	$ 330
Ratio of total past due loans to total loans	0.76%	0.31%
Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans Net of Loans in Process	$ 101,908	$ 104,335
Current	101,294	103,389
Total Delinquent	$ 614	$ 946
Ratio of total past due loans to total loans	0.60%	0.91%
Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans Net of Loans in Process	$ 1,385,103	$ 1,303,119
Current	1,385,103	1,302,720
Total Delinquent	$ 0	$ 399
Ratio of total past due loans to total loans	0.00%	0.03%
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans Net of Loans in Process	$ 1,452,169	$ 1,434,610
Current	1,448,946	1,432,052
Total Delinquent	$ 3,223	$ 2,558
Ratio of total past due loans to total loans	0.22%	0.18%
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans Net of Loans in Process	$ 1,140,874	$ 1,093,360
Current	1,130,836	1,092,735
Total Delinquent	$ 10,038	$ 625
Ratio of total past due loans to total loans	0.88%	0.06%
HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans Net of Loans in Process	$ 130,852	$ 144,850
Current	129,510	143,974
Total Delinquent	$ 1,342	$ 876
Ratio of total past due loans to total loans	1.03%	0.60%
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans Net of Loans in Process	$ 173,306	$ 85,075
Current	172,777	84,644
Total Delinquent	$ 529	$ 431
Ratio of total past due loans to total loans	0.31%	0.51%
30 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	$ 9,182	$ 12,015
Delinquency %, Past Due	0.08%	0.11%
30 Days Delinquent | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	$ 7,983	$ 10,925
30 Days Delinquent | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	0	0
30 Days Delinquent | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	0	0
30 Days Delinquent | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	0	0
30 Days Delinquent | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	144	112
30 Days Delinquent | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	0	5
30 Days Delinquent | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	316	507
30 Days Delinquent | Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	0	0
30 Days Delinquent | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	567	221
30 Days Delinquent | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	172	245
60 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	$ 6,513	$ 6,245
Delinquency %, Past Due	0.06%	0.06%
60 Days Delinquent | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	$ 3,562	$ 4,810
60 Days Delinquent | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	0	0
60 Days Delinquent | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	0	0
60 Days Delinquent | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	270	0
60 Days Delinquent | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	117	680
60 Days Delinquent | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	0	255
60 Days Delinquent | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	1,767	0
60 Days Delinquent | Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	0	51
60 Days Delinquent | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	469	342
60 Days Delinquent | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	328	107
90 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	$ 33,518	$ 25,753
Delinquency %, Past Due	0.29%	0.23%
90 Days Delinquent | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	$ 18,555	$ 22,022
90 Days Delinquent | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	2,427	0
90 Days Delinquent | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	0	91
90 Days Delinquent | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	670	330
90 Days Delinquent | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	353	154
90 Days Delinquent | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	0	139
90 Days Delinquent | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	1,140	2,051
90 Days Delinquent | Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	10,038	574
90 Days Delinquent | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	306	313
90 Days Delinquent | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Delinquent	$ 29	$ 79